Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Notes Payable

Note 7 Notes Payable

At June 30, 2017 and December 31, 2016, the Company had a note payable to a bank in the amount of $128,581 and $186,823, respectively. The note bears interest at prime plus 1.5% (5.5% as of June 30, 2017) and matures on August 28, 2018. The note is secured by the assets of the Company and personal guarantees by a shareholder and an officer of the Company.

On April 13, 2016, the Company entered in to an agreement with a third party for a $10,000,000 line of credit. The primary purpose of this line of credit is to fund manufacturing and product related obligations. The amounts outstanding under the line of credit promissory note carries interest of 8%, due monthly with principal and unpaid interest due December 31, 2017. The note is secured by the assets of the Company. The outstanding balance on this note was $3,337,889 and $3,112,737 at June 30, 2017 and December 31, 2016, respectively.

The Company received a $500,000 loan from a related party in January 2016. The note is on demand and carries interest of 12% and carried a balance of $200,000 at June 30, 2017 and December 31, 2016, respectively.

Principal payments due under the terms of the notes described above are as follows:

Principal Due in Next 12 Months
2017	$3,623,793
2018	42,677
$3,666,470

Interest expense under the above agreements amounted to $72,644 and $130,644 for the three-months and six-months ended June 30, 2017, respectively and $193,358 and $273,879 for the three-months and six-months ended June 30, 2016, respectively.

Note 6 Notes Payable

At December 31, 2016 and December 31, 2015, the Company had a note payable to a bank in the amount of $186,823 and $301,744, respectively. The note, dated May 2007, is due in monthly payments of $10,000 and carries interest at 4.75%. The note is secured by the assets of the Company and personal guarantees by a shareholder and an officer of the Company, and is due August 2018.

On April 13, 2016, the company entered in to an agreement with a third party for a $10,000,000 line of credit. The primary purpose of this line of credit is to fund manufacturing and product related obligations. The note carries interest of 8%, due monthly with principal and unpaid interest due December 31, 2017. The note is secured by the assets of the company. The outstanding balance on this note was $3,112,737 at December 31, 2016.

The Company received a $500,000 loan from a related party in January 2016. The note is on demand and carries interest of 12%. As of December 31, 2016, the outstanding balance is $200,000.

Principal payments due under the terms of the notes described above are as follows:

Principal Due in Next 12 months
2017	$3,425,961
2018	73,598
$3,422,294